                                              Supplement to Prospectus Dated May 1, 2003
                                                    Supplement dated July 11, 2003

This Supplement  should be retained with the current  Prospectus for your variable  annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If  you  do  not  have  a  current  Prospectus,  please  contact  American  Skandia  at
1-800-766-4530.

                                                   PORTFOLIO/SUB-ACCOUNT NAME CHANGE

Evergreen VA Small Cap Value Portfolio/Sub-account

Effective  July 11,  2003,  the  Evergreen  VA Small Cap Value  portfolio  will change its name to  Evergreen  VA Special  Values.  All references in the Prospectus to Evergreen VA Small Cap Value are deleted and replaced with Evergreen VA Special Values.

EVA/ EVA XT-SUPP (07/11/03)                                                                                      EVAPROS/ EVAXTPROS
                                                                                                                         92001D0603